Long term strategic contracts Additional Information (Details Narrative) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 15, 2021
Selling and marketing expense	$ 2,687,884	$ 2,687,884		$ 2,478,499	$ 2,478,499			$ 9,812,259	$ 37,901,914	$ 42,572,823	$ 0
Shares issued for long-term strategic contracts value	1,095,546	$ 1,875,000	$ 1,875,000			$ 25,000,000	$ 3,750,000		25,000,000	25,000,000
Contractual consideration expense recognized						$ 25,000,000			25,000,000	$ 25,000,000
Shares issued for long-term strategic contracts shares										1,348,921
Brand Strategy Agreements [Member] | Accounts Payables And Accrued Liabilities [Member]
Prepaid advertising	2,496,065							2,496,065		$ 2,183,565
Marketing Agreement [Member]
Selling and marketing expense	584,181			1,363,636				3,311,454	$ 3,803,030	$ 5,166,666	$ 0
Shares issued for long-term strategic contracts shares						2,376,425			2,376,425	2,376,425
Cash settled share-based payments	$ 3,632,574							3,632,574		$ 5,166,666
Common stock shares issued	4,926,165	4,926,165	4,926,165
Stock issued during period value new issues								1,875,000
Brand Strategy Agreement [Member]
Loss contingency estimate of possible loss	$ 18,500,000							18,500,000		18,500,000
Contractual obligations										$ 26,500,000		$ 21,500,000
Agreement period										6 years
Contractual obligation to be paid year six										$ 6,500,000
Marketing and advertising expense	$ 1,104,167			$ 1,104,167				3,312,500	$ 3,079,399	4,183,565
Loss contingency damages sought, value								13,500,000		$ 16,500,000
Payment for cash								$ 3,000,000	$ 0